INTANGIBLE ASSETS AND GOODWILL INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 29, 2024
Intangible assets [Abstract]
Disclosure of detailed information about intangible assets
Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Customer contracts and customer relationships	7 to 20 years
License agreements	3 to 10 years
Computer software	4 to 7 years
Trademarks with a finite life	5 years
Non-compete agreements	2 years
Intangible assets:

2024	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 31, 2023	$224,489	$226,172	$70,450	$73,900	$—	$595,011
Additions	—	—	—	5,153	—	5,153
Disposals	—	—	—	(2,740)	—	(2,740)
Balance, December 29, 2024	$224,489	$226,172	$70,450	$76,313	$—	$597,424

Accumulated amortization
Balance, December 31, 2023	$183,251	$22,480	$70,040	$57,821	$—	$333,592
Amortization (note 20)	7,694	—	410	5,136	—	13,240
Disposals	—	—	—	(2,727)	—	(2,727)
Balance, December 29, 2024	$190,945	$22,480	$70,450	$60,230	$—	$344,105
Carrying amount, December 29, 2024	$33,544	$203,692	$—	$16,083	$—	$253,319

2023	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 1, 2023	$224,489	$226,172	$70,450	$70,574	$1,790	$593,475
Additions	—	—	—	4,592	—	4,592
Disposals	—	—	—	(1,266)	(1,790)	(3,056)
Balance, December 31, 2023	$224,489	$226,172	$70,450	$73,900	$—	$595,011

Accumulated amortization
Balance, January 1, 2023	$184,421	$55,447	$68,398	$53,468	$1,790	$363,524
Amortization (note 20)	6,633	—	1,642	5,568	—	13,843
Disposals	—	—	—	(1,215)	(1,790)	(3,005)
Impairment reversal	(7,803)	(32,967)	—	—	—	(40,770)
Balance, December 31, 2023	$183,251	$22,480	$70,040	$57,821	$—	$333,592
Carrying amount, December 31, 2023	$41,238	$203,692	$410	$16,079	$—	$261,419
DEPRECIATION AND AMORTIZATION:

	2024	2023

Depreciation of property, plant and equipment (note 8)	$111,132	$101,161
Depreciation of right-of-use assets (note 9)	14,128	13,356
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(298)	(6,716)
Amortization of intangible assets, excluding software (note 10)	8,104	8,275
Amortization of software (note 10)	5,136	5,568
Depreciation and amortization included in net earnings	$138,202	$121,644

Disclosure of reconciliation of changes in intangible assets and goodwill	Goodwill:

	2024	2023

Balance, beginning of fiscal year	$271,677	$271,677
Goodwill acquired (disposed)	—	—
Balance, end of fiscal year	$271,677	$271,677

Disclosure of information for cash-generating units
Goodwill acquired through business acquisitions and intangibles have been allocated to the Company's CGUs as follows:

	December 29, 2024	December 31, 2023

Textile & Sewing:
Goodwill	$271,677	$271,677
Definite life intangible assets (excluding computer software)	10,987	15,134
Indefinite life intangible assets	93,400	93,400
	$376,064	$380,211

Hosiery:
Definite life intangible assets (excluding computer software)	$22,557	$26,514
Indefinite life intangible assets	110,292	110,292
	$132,849	$136,806